Stockholders' Deficit - Additional Information (Detail) - $ / shares		3 Months Ended
	Jan. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0	0
Preferred stock shares outstanding		0	0	0
Percentage of ownership held by initial shareholders		20.00%	20.00%
Minimum percentage of outstanding shareholders approval required for amendment		90.00%	90.00%
Common stock, threshold percentage on conversion of shares		20.00%	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized		200,000,000	200,000,000	200,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		7,948,405	7,948,405
Common stock shares outstanding		7,948,405	7,948,405
Temporary equity shares outstanding		7,948,405	7,948,405	40,000,000
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued			7,948,405	40,000,000
Common stock shares outstanding			7,948,405	40,000,000
Common Class F [Member]
Class of Stock [Line Items]
Common stock shares authorized		20,000,000	20,000,000	20,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued		5,000,000	10,000,000	10,000,000
Common stock shares outstanding		5,000,000	10,000,000	10,000,000		10,000,000
Temporary equity shares outstanding		1,250,000	1,250,000
Common Class F [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock, threshold percentage on conversion of shares				20.00%
Shares forfeited during the period	5,000,000
Common Class F [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares forfeited during the period		(500)
Common Class F [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Common stock shares outstanding					1,250,000
Common Class F [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Class of Stock [Line Items]
Common stock shares outstanding					1,250,000